COLUMBIA STRATEGIC INVESTOR FUND
                                  (The "Fund")
                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED JANUARY 1, 2007


1. The following language as applies to Columbia Strategic Investor Fund replaces the chart following the heading "Compensation" in the section
     MANAGEMENT:


-------------------------------- ----------------------------------------- ---------------------------------------------------
       Portfolio Manager                  Performance Benchmarks                               Peer Group
-------------------------------- ----------------------------------------- ---------------------------------------------------
-------------------------------- ----------------------------------------- ---------------------------------------------------
Emil A. Gjester                            Russell 3000 Value TR                      Lipper Multi-Cap Core Funds
                                                  S&P 500
-------------------------------- ----------------------------------------- ---------------------------------------------------
-------------------------------- ----------------------------------------- ---------------------------------------------------
Jonas Patrikson                            Russell 3000 Value TR                      Lipper Multi-Cap Core Funds
                                                  S&P 500
-------------------------------- ----------------------------------------- ---------------------------------------------------
-------------------------------- ----------------------------------------- ---------------------------------------------------
Michael T. Welter                          Russell 3000 Value TR                      Lipper Multi-Cap Core Funds
                                                  S&P 500
-------------------------------- ----------------------------------------- ---------------------------------------------------
-------------------------------- ----------------------------------------- ---------------------------------------------------
Dara White                                 Russell 3000 Value TR                      Lipper Multi-Cap Core Funds
                                                  S&P 500
-------------------------------- ----------------------------------------- ---------------------------------------------------


INT-50/116620-0107                                             January 9, 2007